 “

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 1, 2016 to July 31, 2016

Commission File Number of issuing entity:  333-210906-01

Central Index Key Number of issuing entity:  0001236424

Nissan Master Owner Trust Receivables
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-210906

Central Index Key Number of depositor:  0001236416

Nissan Wholesale Receivables Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001540639

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

David M. Lundeen, (615) 725-1664
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

51-6538952
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware
(Address of principal executive offices of the issuing entity)                                                19890
                                            (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2015-A, Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Series 2015-A, Asset Backed Notes, Class A-2	[__]	[__]	[_X_]	_________

Series 2016-A, Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Series 2016-A, Asset Backed Notes, Class A-2	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Nissan Master Owner Trust Receivables, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Certificate.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Master Owner Trust Receivables were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from July 1, 2016 to July 31, 2016.  Please refer to the Form ABS-15G filed by the Securitizer on February 23, 2016 for additional information.  The CIK number of the Securitizer is 0001540639.

Item 1A.                    Asset-Level Information.

The information prescribed by Regulation AB Item 1111(e)-(h) and by Item 1125, Schedule AL, is not required to be disclosed for this issuer and asset class.

Item 1B.                    Asset Representations Reviewer and Investor Communication.

The Series 2015-A Notes on which the present report on Form 10-D provides information are not registered on Form SF-3, and therefore the registrant is exempt from a requirement to provide information pursuant to Item 1121(d)-(e) of Regulation AB with respect to such securities.

With respect to the Series 2016-A Notes, there is nothing to report.

PART II – OTHER INFORMATION

Item 2.                      Legal Proceedings.

None.

Item 3.                      Sales of Securities and Use of Proceeds.

On July 19, 2016, the issuing entity issued and sold in a public offering a series of notes (the “Series 2016-A Notes”) with two classes, comprising Class A-1 Notes with a principal balance of $850,000,000 and Class A-2 Notes with a principal balance of $750,000,000. The Series 2016-A Notes were registered under the Securities Act of 1933. The Series 2016-A Notes are backed by the same asset pool that collateralizes a) the outstanding series of registered asset-backed securities issued by the issuing entity (currently, the Series 2015-A Notes) as well as b) the Series 2008-1 Note, the issuance of which was described in the reports on Form 10-D filed by the issuing entity on December 23, 2015.  The proceeds of the Series 2016-A Notes will be used for the general corporate purposes of the depositor.  The terms of the Series 2016-A Notes are further described in the prospectus filed by the depositor and issuing entity on July 14, 2016.  The information required by Item 701 of Regulation S-K with respect to the Series 2016-A Notes has been previously included in a Current Report on Form 8-K filed by the depositor on July 12, 2016, and is incorporated herein by reference.

Item 4.                      Defaults Upon Senior Securities.

None.

Item 5.                      Submission of Matters to a Vote of Security Holders.

None.

Item 6.                      Significant Obligors of Pool Assets.

None.

Item 7.                      Change in Sponsor Interest in the Securities.

None.

Item 8.                      Significant Enhancement Provider Information.

Not applicable.

Item 9.                      Other Information.

None.

Item 10.                    Exhibits.

(a)	Monthly Servicer’s Statement for the month of July 2016 –
Nissan Master Owner Trust Receivables, Series 2015-A.

Monthly Servicer’s Statement for the month of July 2016 –
Nissan Master Owner Trust Receivables, Series 2016-A.

(b)	Exhibits:	99.1 Monthly Servicer’s Statement for the month of July 2016 –
Nissan Master Owner Trust Receivables, Series 2015-A.

99.2  Monthly Servicer’s Certificate for the month of July 2016 –
Nissan Master Owner Trust Receivables, Series 2015-A.

99.2  Monthly Servicer’s Certificate for the month of July 2016 –
Nissan Master Owner Trust Receivables, Series 2016-A.

99.2  Monthly Servicer’s Certificate for the month of July 2016 –
Nissan Master Owner Trust Receivables, Series 2016-A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN WHOLESALE RECEIVABLES CORPORATION II (Depositor)

Date: August 29, 2016	/s/ Riley A. McAndrews, Assistant Treasurer
Riley A. McAndrews, Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Statement for the month of July 2016 – Nissan Master Owner Trust Receivables, Series 2015-A.

99.2	Monthly Servicer’s Certificate for the month of July 2016 – Nissan Master Owner Trust Receivables, Series 2015-A.

99.3	Monthly Servicer’s Statement for the month of July 2016 – Nissan Master Owner Trust Receivables, Series 2016-A.

99.4	Monthly Servicer’s Certificate for the month of July 2016 – Nissan Master Owner Trust Receivables, Series 2016-A.